Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Total cash	₩ 871	₩ 266	₩ 138
Demand Deposit Accounts	1,291,058	1,117,499	927,650
Short-term deposits, classified as cash equivalents	432,263	527,235	211,424
Short-term investments, classified as cash equivalents	305,392	165,129	219,133
Total cash and cash equivalents	₩ 2,029,584	₩ 1,810,129	₩ 1,358,345	₩ 2,369,739